Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 10,187,492	$ 324,753	$ 10,832,042
Unsecured cumulative subordinate corporate bonds	1,008,140	32,137	1,025,760
Trade receivables, net	6,182,804	197,093	6,532,508
Financial assets at FVTOCI	19,798,058	631,115	20,492,001
Financial liabilities at FVTPL	1,395,368	44,481	832,869
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	825,420	26,312	243,752
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,412,108	108,770	4,282,512
Financial liabilities at FVTPL	736,231	23,469	179,967
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	248,813	7,932	258,362
Financial liabilities at FVTPL	75,438	2,405	63,785
Quoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,277,680	72,607	2,898,751
Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,435,095	45,747	1,503,382
Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	971,952	30,983	590,346
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,408	396	14,808
Unquoted preferred shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	822,065	26,205	863,484
Convertible notes [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	345,730	11,021	360,635
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,546,772	399,961	12,846,151
Unquoted ordinary shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	822,065	26,205	863,484
TIB quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	47,934	1,528	72,774
Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	569,948	18,169	589,117
Others [Member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	161,150	5,138	0
Others [Member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	15,000	478	74,570
Accumulator contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	13,751	438	0
Equity-linked structured products[member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	497,899	15,872	0
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,249,632	103,590	3,489,097
Financial assets at FVTOCI	47,934	1,528	72,774
Level 1 of fair value hierarchy [member] | Quoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,277,680	72,607	2,898,751
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	971,952	30,983	590,346
Level 1 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	0
Level 1 of fair value hierarchy [member] | TIB quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	47,934	1,528	72,774
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,660,921	116,702	4,540,874
Financial liabilities at FVTPL	811,669	25,874	243,752
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,412,108	108,770	4,282,512
Financial liabilities at FVTPL	736,231	23,469	179,967
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	248,813	7,932	258,362
Financial liabilities at FVTPL	75,438	2,405	63,785
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,276,939	104,461	2,802,071
Unsecured cumulative subordinate corporate bonds	1,008,140	32,137	1,025,760
Trade receivables, net	6,182,804	197,093	6,532,508
Financial assets at FVTOCI	19,750,124	629,587	20,419,227
Financial liabilities at FVTPL	583,699	18,607	589,117
Level 3 of fair value hierarchy [member] | Quoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,435,095	45,747	1,503,382
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,408	396	14,808
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	822,065	26,205	863,484
Level 3 of fair value hierarchy [member] | Convertible notes [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	345,730	11,021	360,635
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,546,772	399,961	12,846,151
Level 3 of fair value hierarchy [member] | Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	569,948	18,169	589,117
Level 3 of fair value hierarchy [member] | Others [Member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	161,150	5,138
Level 3 of fair value hierarchy [member] | Others [Member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	15,000	478	$ 74,570
Level 3 of fair value hierarchy [member] | Accumulator contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	13,751	438
Level 3 of fair value hierarchy [member] | Equity-linked structured products[member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 497,899	$ 15,872